Other non-current liabilities - Summary of other non current liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non Current Liabilities [Abstract]
Government grants received with conditions	¥ 8,097	¥ 4,677	¥ 6,522